Pay vs Performance Disclosure		12 Months Ended
	Mar. 08, 2023	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table for 2022

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Summary Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in Thousands) ($)(6)	Adjusted ROCE(7)
					TSR	Peer Group TSR(5)
2022	5,747,485	12,201,790	2,367,374	4,567,954	147.11	107.11	399,602	34.0%
2021	4,611,372	3,946,524	2,028,596	1,738,700	88.85	67.34	(179,244)	-10.3%
2020	3,310,114	2,493,998	1,218,682	909,552	94.44	56.62	(115,583)	-13.9%

Company Selected Measure Name	Adjusted ROCE
Named Executive Officers, Footnote [Text Block]
(1)	The dollar amounts reported are the amounts of total compensation reported for Christopher A. Wright (our Chairman/CEO) for each corresponding year in the “Total” column of the Summary Compensation Table provided above.
(3)	The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding Mr. Wright) in the “Total” column of the Summary Compensation Table provided above. The NEOs (excluding Mr. Wright) included for purposes of calculating the average amounts in each applicable year are Messrs. Stock, Gusek, Elliott and Gosney.

Peer Group Issuers, Footnote [Text Block]
(5)	The peer group selected for each listed year consists of the Philadelphia Oil Service Index (the “OSX”). We also use this peer group for purposes of the Stock Performance Graph set forth in “Item 5- Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities” of our Annual Report on Form 10-K for the year ended December 31, 2022.

PEO Total Compensation Amount		$ 5,747,485	$ 4,611,372	$ 3,310,114
PEO Actually Paid Compensation Amount		12,201,790	3,946,524	2,493,998
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Wright, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to Mr. Wright during the applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation S-K, the following adjustments were made to Mr. Wright’s total compensation for each year to determine the compensation actually paid to Mr. Wright:

Year	Reported Summary Compensation Table Total for PEO ($)	Less Grant Date Fair Value of Current Year Equity Awards ($)	Year-End Fair Value of Current Year Equity Awards ($)	Change in Year- End Fair Value of Prior Year Unvested Equity Awards ($)	Change in Fair Value of Equity Awards Vested in Current Year ($)	Compensation Actually Paid to PEO ($)
2022	5,747,485	(3,406,258)	4,405,023	3,612,975	1,842,565	12,201,790
2021	4,611,372	(3,801,972)	2,841,227	99,171	196,725	3,946,524
2020	3,310,114	(2,876,014)	3,082,298	(209,920)	(812,480)	2,493,998

Non-PEO NEO Average Total Compensation Amount		2,367,374	2,028,596	1,218,682
Non-PEO NEO Average Compensation Actually Paid Amount		4,567,954	1,738,700	909,552
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Wright), as computed in accordance with Item 402(v) of SEC Regulation S-K. The NEOs (excluding Mr. Wright) included for purposes of calculating the average amounts in each applicable year are Messrs. Stock, Gusek, Elliott and Gosney. The dollar amounts reported do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Wright) during the applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Wright) for each year to determine the compensation actually paid:

Year	Reported Average Summary Compensation Table Total for Non-PEO NEOs ($)	Less Grant Date Fair Value of Current Year Equity Awards ($)	Year-End Fair Value of Current Year Equity Awards ($)	Change in Year- End Fair Value of Prior Year Unvested Equity Awards ($)	Change in Fair Value of Equity Awards Vested in Current Year ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,367,374	(1,146,682)	1,482,906	1,259,414	604,943	4,567,954
2021	2,028,596	(1,515,516)	1,132,550	22,787	70,282	1,738,700
2020	1,218,682	(957,726)	1,026,420	(68,658)	(309,165)	909,552

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative TSR

As demonstrated by the following graph, the amount of compensation actually paid to Mr. Wright and the average amount of compensation actually paid to our NEOs as a group (excluding Mr. Wright) is generally aligned with our cumulative TSR over the three years presented in the “Pay Versus Performance Table for 2022.” The alignment of compensation actually paid with our cumulative TSR over the period presented is due to the fact that a significant portion of the compensation actually paid to our NEOs is comprised of equity awards.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income (Loss)

As demonstrated by the following table, the amount of compensation actually paid to Mr. Wright and the average amount of compensation actually paid to other NEOs as a group (excluding Mr. Wright) is generally aligned with our net income (loss) over the three years presented in the “Pay Versus Performance Table for 2022.” While we do not use net income (loss) as a performance measure in the overall executive compensation program, the measure of net income (loss) is correlated with the measures of Pre-Tax EPS and ROCE, which we do use in setting goals for annual incentive compensation, and Comparative ROCE, which we use both in setting goals for annual incentive compensation and the vesting of performance-based RSU awards.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Adjusted ROCE

As demonstrated by the following table, the amount of compensation actually paid to Mr. Wright and the average amount of compensation actually paid to our other NEOs as a group (excluding Mr. Wright) is generally aligned with our Adjusted ROCE over each of the three years presented in the “Pay Versus Performance Table for 2022.”

Total Shareholder Return Vs Peer Group [Text Block]

For each of the three years presented in the “Pay Versus Performance Table for 2022,” our cumulative TSR exceeded that of peers contained in the OSX stock index. The following table details our cumulative TSR in comparison to the OSX cumulative TSR for each of the measurement periods (determined in accordance with SEC regulations).

Tabular List [Table Text Block]

Performance Metrics

The most important financial performance measures that we use to link executive compensation actually paid to the NEOs for the most recently completed fiscal year to our performance are as follows:

•	Pre-tax Earnings Per Share (as defined in footnote 1 of “Compensation Discussion and Analysis- Elements of Compensation-Annual Incentive Award” above)
•	ROCE (as defined in footnote 2 of “Compensation Discussion and Analysis- Elements of Compensation-Annual Incentive Award” above)
•	Adjusted ROCE (as defined in footnote 3 of “Compensation Discussion and Analysis- Elements of Compensation-Annual Incentive Award” above)
•	Comparative ROCE (as defined in footnote 3 of “Compensation Discussion and Analysis- Elements of Compensation-Annual Incentive Award” above)

Total Shareholder Return Amount		147.11	88.85	94.44
Peer Group Total Shareholder Return Amount		107.11	67.34	56.62
Net Income (Loss)		$ 399,602,000	$ (179,244,000)	$ (115,583,000)
Company Selected Measure Amount		0.340	(0.103)	(0.139)
PEO Name	Christopher A. Wright
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Pre-tax Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	ROCE
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted ROCE
Non-GAAP Measure Description [Text Block]
(7)	Adjusted ROCE is equal to the Company’s 2022 income before taxes and loss (gain) on remeasurement of liability under tax receivable agreements, plus interest expense and stock-based compensation expense, divided by the simple average of capital (debt and equity) employed at December 31, 2022 and 2021. We rank our Adjusted ROCE against those of the ROCE Peer Group to determine Comparative ROCE, which is used as a metric to determine a portion of annual incentive compensation and the vesting of performance-based RSU awards. While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that our Adjusted ROCE is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in this table) used by us to link compensation actually paid to our NEOs for the most recently completed fiscal year, to our performance.

Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Comparative ROCE
PEO [Member] | Adj Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (3,406,258)	$ (3,801,972)	$ (2,876,014)
PEO [Member] | Adj Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,405,023	2,841,227	3,082,298
PEO [Member] | Adj Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,612,975	99,171	(209,920)
PEO [Member] | Adj Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,842,565	196,725	(812,480)
Non-PEO NEO [Member] | Adj Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,146,682)	(1,515,516)	(957,726)
Non-PEO NEO [Member] | Adj Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,482,906	1,132,550	1,026,420
Non-PEO NEO [Member] | Adj Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,259,414	22,787	(68,658)
Non-PEO NEO [Member] | Adj Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 604,943	$ 70,282	$ (309,165)